Income Taxes	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income Taxes

11. Income Taxes

British Virgin Islands

Under the current and applicable laws of BVI, the Company is not subject to tax on income or capital gains.

China

The Company’s subsidiary, m-FINANCE Software (Shenzhen) Limited (“SZ WFOE”) established in the PRC is subject to PRC Enterprises Income Tax rate of 25% for both current year and prior year.

Hong Kong

In accordance with the relevant tax laws and regulations of Hong Kong, a company registered in Hong Kong is subject to income taxes within Hong Kong at the applicable tax rate on taxable income. From year of assessment of 2018/2019 onwards, Hong Kong profit tax rates are 8.25% on assessable profits up to HK$2,000,000, and 16.5% on any part of assessable profits over HK$2,000,000.

The components of the income tax provision are as follows:

	For the years ended December 31,
	2021	2022	2023	2023
	HK$	HK$	HK$	US$
Current tax	-	229,355	(5,877)	(752)
Deferred tax	431,630	158,490	154,186	19,739
Total income tax expense	431,630	387,845	148,309	18,987

The Company measures deferred tax assets and liabilities based on the difference between the financial statement and tax bases of assets and liabilities at the applicable tax rates. Components of the Company’s deferred tax asset and liability are as follows:

	For the years ended December 31,
	2021	2022	2023	2023
	HK$	HK$	HK$	US$
Deferred tax assets:
- Depreciation of property and equipment	63,921	85,519	92,438	11,834
- Net operating loss carry forwards	286,750	-	145,144	18,583
Total deferred tax assets	350,671	85,519	237,582	30,417
Less: valuation allowance	(84,710)	-	-	-
Deferred tax assets, net	265,961	85,519	237,582	30,417

Deferred tax liabilities:
- Amortization of capitalized development costs	(2,267,648)	(2,238,187)	(2,530,537)	(323,975)
Deferred tax liabilities, net	(2,001,687)	(2,152,668)	(2,292,955)	(293,558)

The Company evaluated the recoverable amounts of deferred tax assets, and provided a valuation allowance to the extent that future taxable profits will be available against which the net operating loss and temporary difference can be utilized. The Company considers both positive and negative factors when assessing the future realization of the deferred tax assets and applied weigh to the relative impact of the evidence to the extent it could be objectively verified.

As of December 31, 2023, the Company had net operating loss carry-forward of HK$879,659 (US$112,619), including HK$664,863 (US$85,119) and HK$214,796 (US$27,500) from m-FINANCE and mFTT, respectively. These losses can offset future taxable income and can be carried forward indefinitely under the current tax legislation in Hong Kong. Therefore, the Company determined that no valuation allowance was required as it was more likely than not that the net operating losses would be realized.

The Company recognized deferred tax liabilities related to taxable temporary differences arising on amortization of capitalized development costs. The deferred tax liabilities will reverse as the capitalized development costs are amortized.

mF International Limited and Subsidiaries

Notes to Consolidated Financial Statements

11. Income Taxes (Continued)

Reconciliation between the provision for income taxes computed by applying the Hong Kong Profits Tax rate of 16.5% to income before income taxes and the actual provision of income taxes is as follows:

	For the years ended December 31,
	2021	2022	2023	2023
	HK$	HK$	HK$	US$
Profit before income taxes	10,781,225	7,206,444	6,777,190	867,658
Hong Kong Profits Tax rate	16.5%	16.5%	16.5%	16.5%
Income taxes computed at Hong Kong Profits Tax rate	1,778,902	1,189,063	1,118,236	143,164
Reconciling items:
Tax effect of income that is not taxable	(62,679)	(115,120)	(42,605)	(5,455)
Tax effect of expenses that are not deductible (2)	124,513	752,329	587,035	75,156
The effect of tax rates in different tax jurisdictions	(1,295)	8,250	4,950	634
Research and development credit (1)	(1,478,363)	(1,318,956)	(1,529,698)	(195,841)
Effect of two-tier tax rate	-	(85,438)	-	-
Change in valuation allowance	52,355	(84,710)	-	-
Others	18,197	42,427	10,391	1,329
Income tax expenses	431,630	387,845	148,309	18,987

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. No significant penalties or interest relating to income taxes have been incurred during the years ended December 31, 2021, 2022 and 2023.

(1)	Research and development credit was arising from the tax authority of Hong Kong provided enhanced tax deduction for expenditure incurred by enterprises on a qualifying research and development activity and enterprises will be able to enjoy additional tax deduction for expenditure incurred on domestic research and development.

Research and development expenditures eligible for deduction are classified into “Type A expenditures” which are qualified for 100 per cent deduction, and “Type B expenditures” which are qualified for the enhanced tax deduction. Type B expenditures have a two-tiered deduction regime. The deduction is 300 per cent for the first HK$2 million of the aggregate amounts of payments made to designated local research institutions for qualifying research and development activities and expenditures incurred by enterprises from carrying out in-house qualifying research and development activities. The remaining amount is qualified for 200 per cent deduction. There is no cap on the amount of enhanced tax deduction and the deduction is applicable to all enterprises. Enterprises can claim the enhanced tax deduction in relation to the qualifying research and development expenditures on or after April 1, 2018. Since the Company’s expenditures on research and development were incurred from carrying out in-house qualifying research and development activities, its expenditures on research and development were eligible for deduction as Type B expenditures.

(2)	These non-deductible expenses are a result on non-deductible IPO expenses and change in fair value on financial assets at fair value.

mF International Limited and Subsidiaries

Notes to Consolidated Financial Statements